Related Party Balances and Transactions - Schedule of Consolidated Financial Statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Directors’ remuneration to Mr. Siu Wing Fung, Alfred [Member]
Related Party Transaction [Line Items]
Transactions with related parties	$ 190,000	$ 125,000	$ 120,000
Directors’ remuneration to Ms. Fong Hei Yue, Tina [Member]
Related Party Transaction [Line Items]
Transactions with related parties	190,000	125,000	120,000
Waiver of related party balance of Mr. Siu Wing Fung, Alfred [Member]
Related Party Transaction [Line Items]
Transactions with related parties		(88,151)
Coupon interest payable to JAK Opportunities [Member]
Related Party Transaction [Line Items]
Transactions with related parties	308,751
Conversion of convertible note to shares to JAK Opportunities [Member]
Related Party Transaction [Line Items]
Transactions with related parties	$ 2,650,000